SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Statement [Abstract]
Accounts receivable	$ (101)	$ (104)
Inventory	(5)	(73)
Prepayments and other	(111)	(195)
Accounts payable and other	120	58
Changes in non-cash working capital, net	$ (97)	$ (314)